RELATED PARTY TRANSACTIONS (Narrative) (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2017 shares	Mar. 31, 2017 USD ($) yr mo d $ / shares $ / mo shares
Related Party Transactions 1		20,000,000
Related Party Transactions 2		35,000,000
Related Party Transactions 3		120,000
Related Party Transactions 4 | $ / shares		$ 7.50
Related Party Transactions 5		120,000
Related Party Transactions 6		60,000
Related Party Transactions 7 | $ / shares		$ 7.275
Related Party Transactions 8		60,000
Related Party Transactions 9		60,000
Related Party Transactions 10		120,000
Related Party Transactions 11		60,000
Related Party Transactions 12 | $ / shares		$ 30.25
Related Party Transactions 13		20,000
Related Party Transactions 14		10,000
Related Party Transactions 15		20,000,000
Related Party Transactions 16		10,000,000
Related Party Transactions 17 | $ / shares		$ 0.001
Related Party Transactions 18 | $		$ 20,000
Related Party Transactions 19		3,000,000
Related Party Transactions 20		1,500,000
Related Party Transactions 21 | $ / shares		$ 0.52
Related Party Transactions 22 | yr		7.6
Related Party Transactions 23		3,000,000
Related Party Transactions 24		1,500,000
Related Party Transactions 25 | $ / mo		15,000
Related Party Transactions 26		1,500,000
Related Party Transactions 27 | d		30
Related Party Transactions 28 | $ / mo		14,000
Related Party Transactions 29		1,500,000
Related Party Transactions 30 | $		$ 700
Related Party Transactions 31 | $ / mo		5,000
Related Party Transactions 32 | d		90
Related Party Transactions 33 | d		90
Related Party Transactions 34 | mo		36
Related Party Transactions 35 | mo		36
Related Party Transactions 36 | mo		12
Related Party Transactions 37 | mo		24
Related Party Transactions 1	3,000,000
Related Party Transactions 2	1,000,000